Note 16 - Stock-based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Notes to Financial Statements
Share-Based Payment Arrangement [Text Block]

13. Stock-Based Compensation

The Company previously maintained the 2006 Equity Incentive Plan (the “2006 Plan”) and the 2016 Equity Incentive Plan (the "2016 Plan"). Under both the 2006 Plan and the 2016 Plan, the Company granted incentive stock options, non-qualified stock options and restricted stock to eligible recipients which included employees, directors and consultants. On May 27, 2021, the Company’s Board of Directors approved the 2021 Equity Incentive Plan (the “2021 Plan”), which succeeded the 2016 Plan. As of the adoption of the 2021 Plan, all equity awards are granted under the 2021 Plan and no equity is granted under the 2016 Plan, or, for avoidance of doubt, the 2006 Plan. As of March 31, 2023, 22,573,555 shares remained for future issuance under the 2021 Plan. All outstanding stock awards granted under the 2006 Plan and 2016 Plan will remain subject to the terms and conditions of the 2006 Plan and 2016 Plan, respectively, and the provisions of any award agreements made thereunder. To date, the Company has issued only stock options, restricted stock and restricted stock units to employees, directors and consultants.

The Company records stock-based compensation in cost of revenue, sales and marketing, general and administrative and research and development. Stock-based compensation was included in the following line items:

	Three Months Ended March 31,
	2023	2022
	(in thousands)
Cost of revenue	$670	$578
Sales and marketing	2,201	2,462
General and administrative	4,382	4,484
Research and development	851	750
Total stock-based compensation	$8,104	$8,274

Stock Options

The compensation costs for stock option awards are accounted for in accordance with ASC 718. Stock options vest over a four-year service period and expire on the tenth anniversary of the date of award.

On  March 13, 2023, the Company granted 1,125,374 options under the 2021 Plan. The Company estimated the grant date fair value of these stock options using the Black-Scholes option-pricing model with the following weighted-average assumptions:

March 13,
2023
Expected life (in years)	6.11
Expected volatility	59.19%
Risk-free rate	3.63%
Dividend yield	—

To estimate the expected life of stock options, the Company considered the vesting term, contractual expiration period, and market conditions. Expected volatility is based on historical volatility of a group of peer entities. Dividend yields are based upon historical dividend yields. Risk-free interest rates are based on the implied yields currently available on U.S. Treasury zero coupon issues with a remaining term equal to the expected life. Based on these inputs, the grant-date fair value was determined to be $2.8 million.

As of March 31, 2023, there was $25.0 million in unrecognized compensation costs related to all unvested awards.

As of  March 31, 2023, the Company had 29,436,670 options outstanding and 20,229,958 options exercisable with intrinsic values of $32.3 million and $31.4 million, respectively. During the three months ended March 31, 2023, 680,385 options were exercised, with a total intrinsic value of $2.0 million.

Restricted Stock Units

6,349,464 RSUs were granted under the 2021 Plan during the three months ended March 31, 2023, with a weighted-average grant date fair-value of $4.22 per RSU. The compensation costs for RSUs are accounted for in accordance with ASC 718. RSUs vest over a four-year service period from the grant date. The RSUs are measured at the fair market value of the underlying stock at the grant date. As of March 31, 2023, there was $73.2 million in unrecognized compensation costs specific to the unvested RSUs under the 2021 Plan.

Company Earn-Out RSUs

The compensation costs for Company Earn-Out RSUs are accounted for in accordance with ASC 718. In order to capture the market conditions associated with the Company Earn-Out RSUs, the Company applied an approach that incorporated a Monte Carlo simulation, which involved random iterations that took different future price paths over the Sponsor Earn-Out RSUs’ contractual life based on the appropriate probability distributions. The fair value was determined by taking the average of the fair values under each Monte Carlo simulation trial. Under this approach, the grant-date fair value of the Company Earn-Out RSUs on July 1, 2021, was determined to be $2.5 million. The stock options underlying the Earn-Out RSUs vest over a four-year period and expire on the tenth anniversary of the date of award. If the contingent milestones of the Earn-Out RSUs are not met by the seventh anniversary of the Apex Business Combination, the holders of the underlying stock options will not receive the Earn-Out RSUs.

16. Stock-Based Compensation

The Company previously maintained the 2006 Equity Incentive Plan (the “2006 Plan”) and the 2016 Equity Incentive Plan (the “2016 Plan”). Under both the 2006 Plan and the 2016 Plan, the Company granted incentive stock options, non-qualified stock options and restricted stock to eligible recipients which included employees, directors and consultants. On May 27, 2021, the Company’s board of directors approved the 2021 Equity Incentive Plan (the “2021 Plan”), which succeeded the 2016 Plan. As of the adoption of the 2021 Plan, all equity awards granted under the 2021 Plan and no equity is granted under the 2016 Plan, or, for the avoidance of doubt, the 2006 Plan. As of December 31, 2022, 20,298,497 shares remained for future issuance under the 2021 Plan. All outstanding stock awards granted under the 2006 Plan and 2016 Plan will remain subject to the terms and conditions of the 2006 Plan and 2016 Plan, respectively, and the provisions of any award agreements made thereunder. To date, the Company has issued only stock options, restricted stock and restricted stock units to employees, directors and consultants.

Stock-based compensation was included in the following line items in the consolidated statements of operations:

	Year Ended December 31,
	2022	2021	2020
Cost of revenue	$2,640	$3,477	$592
Sales and marketing	11,393	15,906	19,973
General and administrative	19,398	24,063	12,916
Research and development	3,787	16,062	286
Total stock-based compensation	$37,218	$59,508	$33,767

Total tax benefit related to vested or exercised awards during the years ended December 31, 2022 and 2021, was $2.2 million and $0.03 million, respectively.

Stock Options

The compensation costs for stock option awards are accounted for in accordance with ASC 718, Compensation-Stock Compensation. Stock options vest over a four-year service period and expire on the tenth anniversary of the date of award. Certain of the Company’s stock option awards (the “Officer Awards”) included a provision that required the Company to redeem the vested portion of options at fair value in cash upon a separation of service initiated by the Company or upon death or disability of the holder. The Company determined that the redemption feature required the Officer Awards to be classified in mezzanine equity prior to the Business Combination. For share-based payment arrangements with employees, the amount presented in mezzanine equity at each balance sheet date was based on the redemption provisions of the instrument and adjusted for the proportion of consideration received in the form of employee services. The shares underlying the Officer Awards were puttable to the Company upon certain conditions, such as death or disability of the Officer Awards recipients, which the Company determined was not probable; therefore, the Company reclassified the grant-date intrinsic value to mezzanine equity as the awards vested. The Officer Awards were cancelled in 2021, concurrent with the Business Combination. In exchange for the cancellation of the Officer Awards, the Company agreed to deliver to the holders of the Officer Awards a fixed amount of shares equal to the amount of shares the holders would have received if the Officer Awards were exercised on the date of the Business Combination in a net share settlement scenario. The cancelled Officer Awards were treated as modification of the original awards under ASC 718; however, no incremental value exists as a result of the modification. As a result of the cancellation of the original Officer Awards, the $1.7 million mezzanine balance was reclassified to permanent equity on July 1, 2021, and the Company recognized $3.5 million in previously unrecognized compensation costs. As a result, the Company issued 3,592,504 shares in July 2022.

The Company’s stock option awards granted to certain international employees (the “Legacy International Options”) contained a performance condition that stated that the awards are only exercisable if the Company’s common shares are publicly traded. When the exercise contingency was resolved upon completion of the Business Combination, the Legacy International Options were cancelled and replaced with new awards with substantially the same terms and conditions (the “International Options”). Prior to the Business Combination, no compensation expense related to the Legacy International Options was recognized, as the exercise contingency was not deemed probable until the occurrence of the Business Combination. Had the exercise contingency been deemed probable, the Legacy International Options would have been classified as liabilities. After the Business Combination vested International Options can be exercised utilizing broker-assisted settlements; therefore, the International Options are classified as equity. As a result of this change in classification, the Company calculated the fair value of the awards on July 1, 2021, for purposes of compensation expense. In accordance with ASC 718, all previously unrecognized compensation since the grant date was immediately recognized upon resolution of the exercise contingency. As a result, in 2021 the Company recognized a one-time charge of $24.3 million in previously unrecognized compensation costs.

In 2020, the Company granted certain executives stock option awards that contain both service and performance vesting conditions (the “Time and Performance Based Options”). The Time and Performance Based Options were granted in three tranches (the “Time-Based Options,” the “Performance-Based 1 Options,” and the “Performance-Based II Options”). The Time-Based Option vests over a four-year period, subject to the grantee’s continuous service with the Company. The Performance-Based I Option vests contingent upon the Company meeting certain performance goals. These goals were considered met in 2021. The Performance-Based II Option vests contingent upon the grantee achieving certain goals. These goals were considered met on January 1, 2021. Both the Performance-Based I Option and Performance-Based II Option are subject to the grantee’s continuous service to the company.

The weighted-average grant date fair value of options granted in the years ended December 31, 2022, 2021, and 2020 was $2.71, $4.09, and $1.63, respectively. The Company calculates the expected term using the “simplified” method, which is the simple average of the vesting period and the contractual term. The simplified method is applied as the Company does not have sufficient historical data to provide a reasonable basis for an estimate of the expected term. Expected volatility is based on historical and implied volatility of a group of peer entities over a similar expected term. Dividend yields are based upon historical dividend yields. Risk-free interest rates are based on the implied yields currently available on U.S. Treasury zero coupon issues with a remaining term equal to the expected term.

The Company estimated the grant date fair value of these stock options using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	2022	2021
Expected term (in years)	6.11	6.11
Expected volatility	45.18%	43.31%
Risk-free rate	2.16%	0.94%
Dividend yield	—	—

A summary of the Company’s stock option activity during the year ended December 31, 2022 is as follows:

	Stock Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life
Balance, January 1, 2022	30,480,317	$3.87	2.83
Granted	689,406	5.88	—
Exercised	(1,799,665)	1.57	—
Forfeited or expired	(202,255)	4.94	—
Balance, December 31, 2022	29,167,803	$4.05	6.53

As of December 31, 2022, the following table summarizes information about outstanding and exercisable stock options:

			Outstanding			Exercisable
Exercise Price			Stock Options	Weighted-Average Contractual Life	Weighted-Average Exercise Price	Stock Options	Weighted-Average Contractual Life	Weighted-Average Exercise Price
$0.03	-	$1.34	5,964,947	3.68	$1.28	5,964,947	3.68	$1.28
$1.52	-	$1.89	5,795,861	4.98	1.59	5,519,215	4.92	1.59
$3.90	-	$9.64	17,406,995	8.01	5.82	7,973,397	7.85	5.17
			29,167,803	6.53	$4.05	19,457,559	5.74	$2.96

As of December 31, 2022, there was $25.5 million in unrecognized compensation costs related to all non-vested options. This unrecognized stock-based compensation cost is expected to be recognized over a weighted-average period of approximately 2.3 years.

As of December 31, 2022, the Company had 29,167,803 options outstanding and 19,457,559 options exercisable with intrinsic values of $33.8 million and $32.0 million, respectively. During the year ended December 31, 2022, 1,799,665 options were exercised, with a total intrinsic value of $6.6 million. During the year ended December 31, 2021, 5,141,331 options were exercised, with a total intrinsic value of $40.0 million.

Restricted Stock Units

In addition to Stock Options granted under the 2006 Plan, 2016 Plan and 2021 Plan, 5,749,764 RSUs were granted under the 2021 Plan in 2022. The compensation costs for stock option awards are accounted for in accordance with ASC 718, Compensation-Stock Compensation. RSUs vest over a four-year service period and expire on the tenth anniversary of the date of award. The RSUs are measured at the fair market value of the underlying stock at the grant date.

A summary of the Company’s RSU activity during the year ended December 31, 2022 is as follows:

	Unvested Restricted Stock Units
	Number of Shares	Weighted- Average Grant-Date Fair Value
Unvested as of December 31, 2021	5,167,479	$9.64
Granted	5,749,764	5.55
Vested	(1,784,993)	9.42
Forfeited	(739,707)	7.17
Unvested as of December 31, 2022	8,392,543	$7.10

The per share weighted-average grant date fair value of RSUs granted during the years ended December 31, 2022 and 2021 was $5.55 and $9.64, respectively. No RSUs were granted during the year ended December 31, 2020.

The total fair value of shares vested during the years ended December 31, 2022 and 2021 was $8.2 million and $9.5 million, respectively. No RSUs vested during the year ended December 31, 2020.

As of December 31, 2022, there was $53.0 million in unrecognized compensation costs specific to the non-vested RSUs under the 2021 Plan. This unrecognized stock-based compensation cost is expected to be recognized over a weighted-average period of approximately 2.9 years.

Company Earn-Out RSUs

The compensation costs for Company Earn-Out RSUs are accounted for in accordance with ASC 718, Compensation-Stock Compensation. In order to capture the market conditions associated with the Company Earn-Out RSUs, the Company applied an approach that incorporated a Monte Carlo simulation, which involved random iterations that took different future price paths over the Sponsor Earn-Out RSUs’ contractual life based on the appropriate probability distributions. The fair value was determined by taking the average of the fair values under each Monte Carlo simulation trial. Under this approach, the grant-date fair value of the Company Earn-Out RSUs on July 1, 2021, was determined to be $2.5 million. The stock options underlying the Earn-Out RSUs vest over a four-year period and expire on the tenth anniversary of the date of award. If the contingent milestones of the Earn-Out RSUs are not met by the seventh anniversary of the Business Combination, the holders of the underlying stock options will not receive the Earn-Out RSUs. For the years ended December 31, 2022 and 2021, the Company recorded stock-based compensation expense of $0.9 million and $0.4 million, respectively, related to these Earn-Out RSUs.

Put and Call Options

On December 26, 2019, the Company granted put options, to certain of the Company’s management, to request a redemption of 3,113,170 shares of common stock (“Modified Common Stock”) or 5,148,777 shares underlying options to acquire common stock (“Modified Options,” collectively, “Eligible Shares”) during the period from March 25, 2025, to April, 2025 (the “Settlement Period”) or, if earlier, the 30 day period following a Qualifying Termination for a redemption price per share equal to the fair market value, as determined by the AvePoint’s Board of Directors; provided, that if a redemption request is delivered following a Qualifying Termination, the Company shall pay the redemption price during the Settlement Period unless the holders of Series C Preferred Stock consent to the payment of the redemption price by the Company within the 30 day period following the Qualifying Termination. In addition, the Company has a right to purchase all or any portion of the Eligible Shares at any time for a purchase price per share equal to the fair market value.

Mezzanine equity classification is required if stock awards that would otherwise qualify for equity classification are subject to contingent redemption features that are not solely within the control of the issuer. The Company remeasured the Modified Common Stock at each balance sheet date based on the fair value of the Company’s shares and such remeasurements are reflected as an adjustment of the value in mezzanine equity. In 2019, the Company recorded a one-time stock-based compensation expense of $0.5 million, related to Modified Common Stock. These costs have been recorded in operating expenses in the consolidated statements of operations.

The fair values of Modified Options were estimated using a Black-Scholes option-pricing model with the following weighted-average assumptions on July 1, 2021:

July 1 2021
Expected term (in years)	4.10
Expected volatility	34.44%
Risk-free rate	0.79%
Dividend yield	—

As of  December 31, 2021, the liability balance related to Modified Options was $0. For the years ended December 31, 2021 and 2020, the Company recorded stock-based compensation expenses of $11.8 million and $29.6 million, respectively, related to these options. These costs have been recorded in costs of revenue and operating expenses in the consolidated statements of operations.

During the years ended December 31, 2021 and 2020, 1,365,503 and 168,988, respectively, options included in Modified Options were exercised and during 2020, 521,486 restricted shares issued in exchange for the nonrecourse promissory note described above were settled. As a result of exercises of the Modified Options and issuance of restricted shares, during 2021 and 2020, $15.4 million and $5.8 million, respectively, of the liability balance related to Modified Options was reclassified to liability-classified outstanding shares within the six months from the time of exercise. During 2021 and 2020, $6.9 million and $0, respectively, of the liability balance for these outstanding shares was reclassified to mezzanine equity as a result of the completion of six months from the time of the exercise of 690,474 options. On  July 1, 2021, the Business Combination date, the liability balance related to this Modified Common Stock was $49.7 million. For the years ended December 31, 2021 and December 31, 2020, the Company recorded stock-based compensation expense of $1.2 million and $0.9 million, respectively, related to this Modified Common Stock.

In connection with the Business Combination, the agreements creating the Modified Common Stock and Modified Options were terminated. As a result, the $39.3 million mezzanine balance and the $49.7 million liability balance were reclassified to permanent equity on July 1, 2021.